Warrant Liability - Schedule of Fair Value of Warrants on Various Dates Calculated Using a Black-Scholes Option Pricing Model with Assumptions (Details) - Black Scholes Option Pricing Model	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Underlying common share fair value (in USD)	$ 3.25		$ 10.90
Remaining life until expiry	0.028	0.028	0.038	0.038
Volatility	51.00%	51.00%	56.00%	56.00%
Risk-free interest rate	4.26%	4.26%	1.13%	1.13%
Fair value of a warrant calculated using a Black-Sholes pricing model (in USD)			$ 0.80
Fair value of exercise price adjustment mechanism (in USD)	$ 0.12		$ 1.63
Illiquidity discount	20.00%	20.00%	28.00%	28.00%
Fair value of a warrant | (per share)	$ 0.10	$ 0.13	$ 1.75	$ 2.22